Cash and Cash Equivalents - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Texts Block [Abstract]
Maturity Term Of Term Deposits	3 months
Term deposits, net	$ 2,626
Restricted cash and cash equivalents	$ 183	$ 166